Employee Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Plans
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 7,278	$ 6,617
Service cost	219	223	$ 280
Interest cost	376	370	248
Plan amendments	0	(23)
Actuarial (gain) loss	(443)	398
Lump sum settlements	(118)	(94)
Benefit payments	(243)	(213)
Benefit obligation at end of measurement period	7,069	7,278	6,617
Change In Fair Value Of Plan Assets
Balance at beginning of period	7,779	7,375
Actual return on plan assets	381	658
Employer contributions	35	28
Lump sum settlements	(118)	(94)
Benefit payments	(243)	(213)
Acquisitions	0	25
Balance at end of period	7,834	7,779	$ 7,375
Funded Status	765	501
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	1,329	1,072
Current benefit liability	(48)	(26)
Noncurrent benefit liability	(516)	(545)
Recognized amount	765	501
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial loss	(1,359)	(1,607)
Net prior service credit	30	34
Recognized amount	(1,329)	(1,573)
Accumulated benefit obligation for all pension plans	6,600	6,800
Postretirement Welfare Plans
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	49
Benefit obligation at end of measurement period	41	49
Change In Fair Value Of Plan Assets
Balance at beginning of period	45
Balance at end of period	47	45
Accumulated Other Comprehensive Income (Loss), Pretax
Recognized amount	$ 51	$ 52